Note 7 - Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	June 30,	December 31,
	2024	2023
Loan from lessor	$913	$1,022
EIB Loan	7,507	7,626
Total Borrowings	8,420	8,648
Less: Borrowings, current portion	(158)	(159)
Total Borrowings, non-current portion	$8,262	$8,489